Effects on initial application of IFRS 16	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Effects on initial application of IFRS 16
45.	Effects on initial application of IFRS 16

a)
IFRS 16, supersedes IAS 17 “Leases” (“IAS 17”) and the related interpretations issued by the Standing Interpretation Committee. The standard requires lessees to recognize a right-of-use
asset and a lease liability (except for those leases with terms of 12 months or less and leases of low-value
assets). The accounting stays the same for lessors, which is to classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 only requires enhanced disclosures to be provided by lessors.

b)
The Group has elected to apply IFRS 16 by not restating the comparative information (referred herein as the “simplified retrospective approach”) when applying IFRSs effective in 2019. Accordingly, the Group increased right-of-use
assets and lease liabilities by NT$898,387 thousand and NT$884,275 thousand, respectively, and decreased leased assets and lease obligations payable by NT$31,904 thousand and NT$17,792 thousand, respectively.

c)	The Group has adopted the following practical expedients permitted by the standard at the date of initial application of IFRS 16:

(a)
Reassessment as to whether a contract is, or contains, a lease is not required, instead, the application of IFRS 16 depends on whether or not the contracts were previously identified as leases applying IAS 17 and IFRIC 4 “Determining whether an Arrangement contains a Lease”.

(b)	The use of a single discount rate to a portfolio of leases with reasonably similar characteristics.

(c)	The accounting for operating leases whose period will end before December 31, 2019 as short-term leases and accordingly, rent expense of NT$28,126 thousand was recognized for the year ended 2019.

d)	The Group calculated the present value of lease liabilities by using the incremental borrowing interest rate, ranging from 1.7895% to 3.9474%.

e)
The reconciliation between operating lease commitments for the remaining lease payments under IAS 17 and lease liabilities recognized as of January 1, 2019, measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate is as follows:

NT$000
Operating lease commitments disclosed by applying IAS 17 as of December 31, 2018	320,214
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018	17,792
Less: Short-term leases	(28,121)
Add: Adjustments as a result of a different treatment of extension and termination options	874,298

Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	1,184,183

Incremental borrowing interest rate at the date of initial application	1.7895%~3.9474%

Lease liabilities recognized as of January 1, 2019 by applying IFRS 16	884,275